Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,075,125)	$ (973,949)	$ (7,338,171)	$ (2,461,125)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	79,720	83,388	164,942	141,342
Allowance for credit losses	24,391	789	907,021	322,395
Amortization of operating right-of-use asset	155,295	204,732	371,739	283,444
Amortization of debt issuance cost		73,782	72,807	52,693
Deferred taxes expenses (benefits)		(242,908)	215,937	(144,731)
Loss from short-term investment				41,143
Loss on loan extinguishment		233,450	233,450
Loss on early termination of right-of-use asset		33,423	33,423
Stock compensation expenses	367,805
Non cash finance expense	1,000,000
Loss on disposal of fixed assets			17,219
Goodwill impairment loss			1,023,533
Inventory impairment loss			1,269,469
Change in operating assets and liabilities
Accounts receivable	(1,253,986)	(105,364)	245,007	(3,528,434)
Inventories	876,751	2,242,101	2,486,509	3,094,723
Prepayments and other current assets	(207,731)	89,676	(6,084)	192,033
Prepayments - related parties			13,304
Security deposit	20,000	49,960	19,088
Accounts payable	796,876	(1,775,240)	(1,148,473)	79,818
Other payables and accrued liabilities	485,314	(68,251)	852,662	326,087
Accrued interest payable – related parties	34,203	26,033	63,141	4,317
Operating lease liabilities	(103,284)	(260,484)	(428,883)	(285,949)
Tax accrual	112,097	12,597	(58,559)	(338,002)
Deferred income - Contract liabilities	(54,841)	(121,006)	(689,209)	(232,593)
Net cash used in operating activities	(1,742,515)	(497,271)	(1,680,128)	(2,452,839)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment				(52,894)
Proceeds from the reverse recapitalization	1,120,177
Payments of transaction costs incurred by Lakeshore	(1,044,980)
Repayments of promissory note – related party of Lakeshore	(75,000)
Loan to related parties		(150,000)	(570,000)	(410,000)
Loan to Lakeshore	(40,000)
Loan repayment from related parties				6,000
Loan repayment from third parties		132,913	132,913	130,614
Short-term investment				(300,000)
Sale of short-term investment				258,855
Cash acquired through business combination				97,650
Net cash used in investing activities	(39,803)	(17,087)	(437,087)	(269,775)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceed from issuance of shares				394,000
Payments of deferred offering costs	(266,925)	(533,929)	(438,932)	(395,000)
Long-term loan borrowing		3,338,546	3,338,546
Repayments on long-term loan	(130,689)	(54,999)	(167,830)	(85,469)
Short-term loan borrowing from third parties	2,487,500	4,812	608,312	2,225,887
Repayments on short-term loan from third parties	(498,760)	(1,763,814)	(1,858,591)	(825,116)
Short-term loan borrowing from related parties		773,255	773,255	710,000
Repayments on short-term loan from related parties		(700,000)	(700,000)
Borrowings from other payables - related parties		1,000	1,558	372,944
Payments on other payables - related parties			(28,501)	(175,000)
Net cash provided by financing activities	1,591,126	1,064,871	1,527,817	2,222,246
EFFECT OF FOREIGN EXCAHANGE ON CASH	(36)	792	787	(1,858)
CHANGES IN CASH	(191,228)	551,305	(588,611)	(502,226)
CASH AND CASH EQUIVALENT, beginning of year	221,760	810,371	810,371	1,312,597
CASH AND CASH EQUIVALENT, end of year	30,532	1,361,676	221,760	810,371
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	3,315	5,379	4,221	405,956
Cash paid for interest	604,512	185,981	768,221	692,187
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS:
Acquisition of Photon				45,500
Right of use assets acquired under new operating leases	285,185	46,284	46,284
Long term investment converted from accounts receivable		1,000,000
Loan receivables converted from accounts receivable				263,527
Vehicles purchased through auto loan				56,440
Cost method investment converted from accounts receivable			1,000,000
Derecognition of early termination of right-of-use asset		144,602	144,602
Derecognition of early termination of operating lease liabilities		152,179	152,179
Reduce of right-of-use asset and operating lease liabilities based on modification	54,800
Accumulated deficit acquired upon the reverse recapitalization	1,603,020
Deferred offering cost converted to APIC upon the reverse recapitalization	$ 1,100,857
Building acquired through consolidation of Upland				4,395,230
Mortgage acquired through consolidation of Upland				3,000,000
Shares issued to acquire net assets of Hydroman				925,000
Loan to related parties offset with other payables per agreement			$ 110,000